Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Matters [Abstract]
Schedule of bank's actual capital amounts and ratios
	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2017
Total risk-based capital (to risk-weighted assets)	$43,957	19.94%	$17,636	8.0%	$22,045	10.0%

Tier I capital (to risk-weighted assets)	41,199	18.69	13,227	6.0	17,636	8.0

Common equity Tier I (to risk-weighted assets)	41,199	18.69	9,920	4.5	14,329	6.5

Tier I capital (to average assets)	41,199	13.00	12,672	4.0	15,840	5.0

Tangible capital (to adjusted tangible assets)	41,199	13.00	4,752	1.5	—	N/A

As of December 31, 2016
Total risk-based capital (to risk-weighted assets)	$42,543	19.52%	$17,434	8.0%	$21,793	10.0%

Tier I capital (to risk-weighted assets)	39,816	18.27	13,076	6.0	17,434	8.0

Common equity Tier I (to risk-weighted assets)	39,816	18.27	9,807	4.5	14,165	6.5

Tier I capital (to average assets)	39,816	12.58	12,662	4.0	15,828	5.0

Tangible capital (to adjusted tangible assets)	39,816	12.58	4,748	1.5	—	N/A

Schedule of reconciliation of bank equity amount for regulatory capital purposes
	2017	2016

Bank equity	$43,167	$41,367
Less net unrealized gain (loss)	(759)	(1,176)
Less disallowed goodwill	2,727	2,727

Tier 1 and common equity Tier 1 capital	41,199	39,816

Plus allowance for loan losses	2,758	2,727

Total risked-based capital	$43,957	$42,543